Employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2017
Information Regarding Defined Benefit Plans

Information regarding Toyota’s defined benefit plans is as follows:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2016	2017	2016	2017
Change in benefit obligation
Benefit obligation at beginning of year	1,721,225	1,912,156	976,930	963,255
Service cost	78,611	89,443	47,544	41,733
Interest cost	17,509	8,800	40,340	35,593
Plan participants’ contributions	898	923	404	436
Plan amendments	(489)	(21)	(573)	(996)
Net actuarial (gain) loss	160,983	(45,783)	(22,332)	22,220
Acquisition and other	(138)	30,622	(63,107)	(18,778)
Benefits paid	(66,443)	(65,642)	(15,951)	(17,439)

Benefit obligation at end of year	1,912,156	1,930,498	963,255	1,026,024

Change in plan assets
Fair value of plan assets at beginning of year	1,447,802	1,369,236	713,528	692,801
Actual return on plan assets	(94,669)	81,600	11,042	74,760
Acquisition and other	(88)	30,266	(45,801)	(11,960)
Employer contributions	53,060	39,692	25,612	15,925
Plan participants’ contributions	898	923	404	436
Benefits paid	(37,767)	(37,828)	(11,984)	(13,656)

Fair value of plan assets at end of year	1,369,236	1,483,889	692,801	758,306

Funded status	542,920	446,609	270,454	267,718

Amounts Recognized in Consolidated Balance Sheet Associated with Defined Benefit Plans

Amounts recognized in the consolidated balance sheets as of March 31, 2016 and 2017 are comprised of the following:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2016	2017	2016	2017
Accrued expenses (Accrued pension and severance costs)	29,023	28,265	3,161	2,936
Accrued pension and severance costs	632,340	633,774	272,571	271,296
Investments and other assets - Other (Prepaid pension and severance costs)	(118,443)	(215,430)	(5,278)	(6,514)

Net amount recognized	542,920	446,609	270,454	267,718

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

Amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2016 and 2017 are comprised of the following:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2016	2017	2016	2017
Net actuarial loss	(395,686)	(288,126)	(137,443)	(116,700)
Prior service costs	39,699	36,980	(3,491)	(2,151)
Net transition obligation	—	—	—	—

Net amount recognized	(355,987)	(251,146)	(140,934)	(118,851)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets for which Accumulated Benefit Obligations Exceed Plan Assets

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2016	2017	2016	2017
Projected benefit obligation	892,078	892,684	311,256	445,482
Accumulated benefit obligation	863,593	866,566	300,026	426,201
Fair value of plan assets	242,096	242,488	66,183	178,357

Components of Net Periodic Pension Cost

Components of the net periodic pension cost are as follows:

	Yen in millions
	For the years ended March 31,
	Japanese plans			Foreign plans
	2015	2016	2017	2015	2016	2017
Service cost	73,256	78,611	89,443	41,147	47,544	41,733
Interest cost	21,746	17,509	8,800	37,993	40,340	35,593
Expected return on plan assets	(31,255)	(35,012)	(33,524)	(40,784)	(44,616)	(38,893)
Amortization of prior service costs	(4,723)	(4,669)	(4,148)	377	435	344
Recognized net actuarial loss	7,302	5,850	14,298	2,892	7,121	5,134
Amortization of net transition obligation	—	—	—	—	—	—

Net periodic pension cost	66,326	62,289	74,869	41,625	50,824	43,911

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	Yen in millions
	For the years ended March 31,
	Japanese plans			Foreign plans
	2015	2016	2017	2015	2016	2017
Net actuarial gain (loss)	130,455	(290,664)	93,859	(97,772)	(11,242)	13,647
Recognized net actuarial loss	7,302	5,850	14,298	2,892	7,121	5,134
Prior service costs	381	489	21	(3,217)	573	996
Amortization of prior service costs	(4,723)	(4,669)	(4,148)	377	435	344
Amortization of net transition obligation	—	—	—	—	—	—
Other	46	76	811	7,564	272	1,962

Total recognized in other comprehensive income (loss)	133,461	(288,918)	104,841	(90,156)	(2,841)	22,083

Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Pension Cost

Weighted-average assumptions used to determine benefit obligations as of March 31, 2016 and 2017 are as follows:

	March 31,
	Japanese plans		Foreign plans
	2016	2017	2016	2017
Discount rate	0.5%	0.7%	4.2%	4.0%
Rate of compensation increase	2.7%	2.9%	3.9%	3.8%

Weighted-average assumptions used to determine net periodic pension cost for the years ended March 31, 2015, 2016 and 2017 are as follows:

	For the years ended March 31,
	Japanese plans			Foreign plans
	2015	2016	2017	2015	2016	2017
Discount rate	1.4%	1.1%	0.5%	4.8%	4.0%	4.2%
Expected return on plan assets	2.5%	2.5%	2.4%	6.7%	6.3%	6.1%
Rate of compensation increase	2.1%	2.5%	2.7%	4.5%	4.4%	3.9%

Summary of Fair Value of Classes of Plan Assets

The following table summarizes the fair value of classes of plan assets as of March 31, 2016 and 2017. See note 27 to the consolidated financial statements for three levels of input which are used to measure fair value.

Japanese plans

	Yen in millions
	March 31, 2016
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	500,990	—	—	500,990
Commingled funds	—	168,297	—	168,297

	500,990	168,297	—	669,287

Debt securities
Government bonds	90,330	—	—	90,330
Commingled funds	—	249,565	—	249,565
Other	—	33,362	146	33,508

	90,330	282,927	146	373,403

Insurance contracts	—	198,074	—	198,074
Other	39,232	32,320	2,518	74,070
Investments measured at net asset value	—	—	—	54,402

Total	630,552	681,618	2,664	1,369,236

	Yen in millions
	March 31, 2017
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	585,052	—	—	585,052
Commingled funds	—	180,835	—	180,835

	585,052	180,835	—	765,887

Debt securities
Government bonds	87,958	—	—	87,958
Commingled funds	—	248,498	—	248,498
Other	—	39,754	81	39,835

	87,958	288,252	81	376,291

Insurance contracts	—	199,779	—	199,779
Other	42,083	34,131	496	76,710
Investments measured at net asset value	—	—	—	65,222

Total	715,093	702,997	577	1,483,889

Foreign plans

	Yen in millions
	March 31, 2016
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	201,967	—	—	201,967
Commingled funds	—	111,547	—	111,547

	201,967	111,547	—	313,514

Debt securities
Government bonds	75,222	—	—	75,222
Commingled funds	—	25,560	—	25,560
Other	—	47,583	—	47,583

	75,222	73,143	—	148,365

Insurance contracts	—	—	—	—
Other	12,566	15,308	30,758	58,632
Investments measured at net asset value	—	—	—	172,290

Total	289,755	199,998	30,758	692,801

	Yen in millions
	March 31, 2017
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	207,036	—	—	207,036
Commingled funds	—	152,104	—	152,104

	207,036	152,104	—	359,140

Debt securities
Government bonds	76,730	—	—	76,730
Commingled funds	—	36,430	—	36,430
Other	—	33,430	—	33,430

	76,730	69,860	—	146,590

Insurance contracts	—	—	—	—
Other	13,533	13,851	30,903	58,287
Investments measured at net asset value	—	—	—	194,289

Total	297,299	235,815	30,903	758,306

Changes in Level 3 Plan Assets Measured At Fair Value

The following tables summarize the changes in Level 3 plan assets measured at fair value for the years ended March 31, 2015, 2016 and 2017:

Japanese plans

	Yen in millions
	For the years ended March 31,
	2015			2016			2017
	Debt securities	Other	Total	Debt securities	Other	Total	Debt securities	Other	Total
Balance at beginning of year	322	1,000	1,322	233	1,018	1,251	146	2,518	2,664
Actual return on plan assets	2	19	21	1	(3)	(2)	—	(11)	(11)
Purchases, sales and settlements	(91)	(1)	(92)	(88)	1,503	1,415	(65)	(2,011)	(2,076)
Other	—	—	—	—	—	—	—	—	—

Balance at end of year	233	1,018	1,251	146	2,518	2,664	81	496	577

Foreign plans

	Yen in millions
	For the years ended March 31,
	2015	2016	2017
	Other	Other	Other
Balance at beginning of year	14,465	17,511	30,758
Actual return on plan assets	2,510	1,966	279
Purchases, sales and settlements	(1,889)	12,372	—
Other	2,425	(1,091)	(134)

Balance at end of year	17,511	30,758	30,903

Expected Benefit Payments Associated with Pension and Postretirement Benefit Plans

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Yen in millions
Years ending March 31,	Japanese plans	Foreign plans
2018	70,632	35,383
2019	76,238	19,714
2020	77,000	20,799
2021	77,898	22,019
2022	81,342	23,424
from 2023 to 2027	428,947	139,702

Total	812,057	261,041